Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

7. OTHER LONG-TERM LIABILITIES

Other long-term liabilities and deferred credits on the balance sheet consisted of:

	December 31,
	2018	2017
	(thousands of dollars)
Royalties payable (1)	$500	$500
	$500	$500

_________________

(1)	Royalties payable were derived during prior years of production. Liabilities do not accrue interest or have a stated maturity date.